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                                                           OMB APPROVAL
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                                                    OMB Number:   3235-0006
                    UNITED STATES                   Expires: February 28, 1997
         SECURITIES AND EXCHANGE COMMISSION         Estimated average burden
               Washington, D.C. 20549               hours per response...24.60
                                                    --------------------------
                      FORM 13F                              SEC USE ONLY
                                                    --------------------------


       INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT
  TO SECTION 13(f) OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER

          Report for the calendar Year or Quarter Ended September 30, 2001.

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                (Please read instructions before preparing form.)
--------------------------------------------------------------------------------

If amended report check here:           [ ]

TD Waterhouse Asset Management, Inc.
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Name of Institutional Investment Manager

100 Wall Street     New York                New York                      10005
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Business Address    (Street)        (City)    (State)                     (Zip)

Michele R. Teichner,  (212) 908-7537,           Senior Vice President
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Name, Phone No., and Title of Person Duly Authorized to Submit This Report.

                                    ATTENTION
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           Intentional misstatements or omissions of facts constitute
                          Federal Criminal Violations.
                    See 18 U.S.C. 1001 and 15 U.S.C. 78ff(a).
        ---------------------------------------------------------------

     The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents all that all unamended items, statements and schedules remain true, correct and complete as previously submitted. Pursuant to the requirements of Securities and Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of New York and State of New York on the 26 day of October, 2001.


This is a 13F holdings report.      TD Waterhouse Asset Management, Inc.
                                    --------------------------------------------
                                    (Name of Institutional Investment Manager)

                                     /s/ Michele R. Teichner
                                    --------------------------------------------
                                    (Manual Signature of Person Duly Authorized
                                     to submit This Report)

Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filled (other than the one filing this report): (List in alphabetical order).

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.

Name:                        13F File No.: Name:                 13F File No.:
--------------------------   ---------------------------------- ------------
1                                          6
--------------------------   ------------  -------------------- ------------
2                                          7
--------------------------   ------------  -------------------- ------------
3                                          8
--------------------------   ------------  -------------------- ------------
4                                          9
--------------------------   ------------  -------------------- ------------
5                                          10
--------------------------   ------------  -------------------- ------------

                                                               SEC 1685 (5/91)

               Form 13F

Page 1  of 1                  Name of reporting Manager _______________________

    ITEM 1                  ITEM 2            ITEM 3        ITEM 4         ITEM 5         ITEM 6     ITEM 7       ITEM 8

                                                                                                     MANAGERS     VOTING
                                                                          SHARES OF      INVESTMENT    SEE       AUTHORITY
                                               CUSIP       FAIR MARKET    PRINCIPAL      DISCRETION  INSTR. V     (SHARES)
NAME OF ISSUER               TITLE OF CLASS    NUMBER         VALUE         AMOUNT        (A)SOLE      N.A.       (A)SOLE
ALCOA INC                   COM               13817101      3047            98262 sh       Sole        N/A          Sole
AMERICAN EXPRESS CO         COM               25816109      2855            98262 sh       Sole        N/A          Sole
AT&T CORP                   COM                1957109      1896            98262 sh       Sole        N/A          Sole
BOEING CO                   COM               97023105      3292            98262 sh       Sole        N/A          Sole
CATERPILLAR INC             COM              149123101      4402            98262 sh       Sole        N/A          Sole
CITIGROUP INC               COM              172967101      3980            98262 sh       Sole        N/A          Sole
COCA-COLA COMPANY           COM              191216100      4604            98262 sh       Sole        N/A          Sole
DUPONT E I DE NEMOURS       COM              263534109      3687            98262 sh       Sole        N/A          Sole
EASTMAN KODAK COMPANY       COM              277461109      3196            98262 sh       Sole        N/A          Sole
EXXON MOBIL CORPORATION     COM              30231G102      4275           108512 sh       Sole        N/A          Sole
GENERAL ELECTRIC CO         COM              369604103      4204           113012 sh       Sole        N/A          Sole
GENERAL MOTORS CORP         COM              370442105      4215            98262 sh       Sole        N/A          Sole
HEWLETT PACKARD CO          COM              428236103      1582            98262 sh       Sole        N/A          Sole
HOME DEPOT                  COM              437076102      3770            98262 sh       Sole        N/A          Sole
HONEYWELL INTL INC          COM              438516106      2594            98262 sh       Sole        N/A          Sole
INTEL CORP                  COM              458140100      2212           108262 sh       Sole        N/A          Sole
IBM CORPORATION             COM              459200101      9070            98262 sh       Sole        N/A          Sole
INTERNATIONAL PAPER CO      COM              460146103      3419            98262 sh       Sole        N/A          Sole
JOHNSON & JOHNSON           COM              478160104      5444            98262 sh       Sole        N/A          Sole
J.P. MORGAN CHASE & CO.     COM              46625H100      3356            98262 sh       Sole        N/A          Sole
MCDONALD'S CORP             COM              580135101      2667            98262 sh       Sole        N/A          Sole
MERCK & CO                  COM              589331107      6544            98262 sh       Sole        N/A          Sole
MICROSOFT CORP              COM              594918104      5028            98262 sh       Sole        N/A          Sole
MINNESOTA MNG & MFG CO      COM              604059105      9669            98262 sh       Sole        N/A          Sole
PHILIP MORRIS COS INC       COM              718154107      4745            98262 sh       Sole        N/A          Sole
PROCTER & GAMBLE CO         COM              742718109      7152            98262 sh       Sole        N/A          Sole
SBC COMMUNICATIONS INC.     COM              78387G103      4630            98262 sh       Sole        N/A          Sole
UNITED TECHNOLOGIES CORP    COM              913017109      4569            98262 sh       Sole        N/A          Sole
WAL-MART STORES INC         COM              931142103      4864            98262 sh       Sole        N/A          Sole
WALT DISNEY CO              COM Disney       254687106      1830            98262 sh       Sole        N/A          Sole

                                                          126798
                                                     ================



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